Note 16 - Other Long-term Liabilities (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Retirement Indemnity Plans, France [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 693	€ 692
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	1
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	1,062	€ 960
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	€ 1